 UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: January 31

Date of reporting period: October 31, 2018

Item 1. Schedule of Investments.

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS

As of October 31, 2018 (Unaudited)

Principal Amount		Value
	Bank Loans – 12.9%
$2,343,366	AECOM 4.052% (US LIBOR+175 basis points), 3/13/2025[1,2]	$2,349,587
2,486,222	Air Canada 4.295% (US LIBOR+200 basis points), 10/6/2023[1,2,3,4]	2,493,606
721,865	Altisource Sarl 6.386% (US LIBOR+400 basis points), 4/3/2024[1,2,3,4]	723,370
1,249,873	American Airlines, Inc. 4.045% (US LIBOR+175 basis points), 6/27/2025[1,2,3]	1,225,851
825,000	AppLovin Corp. 6.064% (US LIBOR+375 basis points), 8/15/2025[1,2]	834,797
1,852,714	Aristocrat International Pty Ltd. 4.219% (US LIBOR+175 basis points), 10/19/2024[1,2,3,4]	1,848,184
990,025	AssuredPartners, Inc. 5.552% (US LIBOR+325 basis points), 10/22/2024[1,2,3]	988,911
475,000	Asurion LLC 8.802% (US LIBOR+650 basis points), 8/4/2025[1,2,3]	488,359
2,488,859	Axalta Coating Systems U.S. Holdings, Inc. 4.136% (US LIBOR+200 basis points), 6/1/2024[1,2,3]	2,486,096
992,500	Belron Finance U.S. LLC 4.843% (US LIBOR+250 basis points), 10/27/2024[1,2,3]	996,430
613,463	Brightview Landscapes LLC 5.116% (US LIBOR+250 basis points), 8/15/2025[1,2,3]	615,189
1,250,000	Brookfield WEC Holdings, Inc. 6.052% (US LIBOR+375 basis points), 8/1/2025[1,2,3]	1,259,463
987,442	Burger King 4.552% (US LIBOR+225 basis points), 2/17/2024[1,2,3,4]	984,850
992,500	Caesars Resort Collection LLC 4.992% (US LIBOR+275 basis points), 12/22/2024[1,2,3]	993,949
875,000	California Resources Corp. 7.037% (US LIBOR+475 basis points), 12/31/2022[1,2,3]	890,313
1,488,750	CenturyLink, Inc. 5.052% (US LIBOR+275 basis points), 1/31/2025[1,2,3]	1,474,793
2,490,227	Charter Communications Operating LLC 4.310% (US LIBOR+200 basis points), 4/30/2025[1,2,3]	2,493,191
2,483,712	Clean Harbors, Inc. 4.052% (US LIBOR+175 basis points), 6/30/2024[1,2,3]	2,491,089
1,296,750	Covia Holdings Corp. 6.136% (US LIBOR+375 basis points), 6/1/2025[1,2,3]	1,092,920
2,332,829	Dell International LLC 4.060% (US LIBOR+175 basis points), 9/7/2021[1,2]	2,332,350
1,750,000	FCA U.S. LLC 4.300% (US LIBOR+250 basis points), 12/31/2018[1,2,3]	1,753,833
1,197,000	Flex Acquisition Co., Inc. 5.506% (US LIBOR+325 basis points), 6/22/2025[1,2,3]	1,200,208

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2018 (Unaudited)

Principal Amount		Value
	Bank Loans (Continued)
$1,750,000	Flying Fortress Holdings LLC 4.136% (US LIBOR+175 basis points), 10/30/2022[1,2,3]	$1,757,473
1,175,000	GGP Nimbus LP 4.565% (US LIBOR+250 basis points), 8/24/2025[1,2,3]	1,158,215
375,000	GI Chill Acquisition LLC 6.386% (US LIBOR+400 basis points), 8/6/2025[1,2,3]	378,281
1,832,008	Grosvenor Capital Management Holdings LLLP 5.052% (US LIBOR+275 basis points), 3/29/2025[1,2,3]	1,833,162
967,093	H.B. Fuller Co. 4.280% (US LIBOR+225 basis points), 10/20/2024[1,2,3]	964,874
	HCA, Inc.
491,333	3.802% (US LIBOR+150 basis points), 6/10/2020[1,2]	493,073
1,431,826	4.052% (US LIBOR+175 basis points), 3/18/2023[1,2,3]	1,438,857
1,142,013	Helix Gen Funding LLC 6.052% (US LIBOR+375 basis points), 6/3/2024[1,2,3]	1,072,635
982,358	Hilton Worldwide Finance LLC 4.031% (US LIBOR+200 basis points), 10/25/2023[1,2,3]	984,510
1,985,000	INEOS U.S. Finance LLC 4.242% (US LIBOR+200 basis points), 3/31/2024[1,2,3]	1,984,692
2,496,960	KFC Holding Co. 4.037% (US LIBOR+175 basis points), 4/3/2025[1,2,3]	2,499,819
2,893,999	Las Vegas Sands LLC 3.826% (US LIBOR+175 basis points), 3/27/2025[1,2]	2,886,764
1,166,165	McAfee LLC 6.795% (US LIBOR+450 basis points), 9/29/2024[1,2,3]	1,171,477
2,260,833	Microchip Technology, Inc. 4.310% (US LIBOR+200 basis points), 5/29/2025[1,2,3]	2,255,746
2,055,735	Micron Technology, Inc. 4.060% (US LIBOR+175 basis points), 4/26/2022[1,2,3]	2,060,874
2,488,635	NRG Energy, Inc. 3.943% (US LIBOR+175 basis points), 6/30/2023[1,2,3]	2,482,550
987,513	Realogy Group LLC 4.530% (US LIBOR+225 basis points), 2/8/2025[1,2,3]	986,125
1,671,336	RPI Finance Trust 4.386% (US LIBOR+200 basis points), 3/27/2023[1,2,3]	1,674,771
1,980,000	Seminole Tribe of Florida, Inc. 3.992% (US LIBOR+175 basis points), 7/6/2024[1,2,3]	1,986,732
1,169,125	U.S. Silica Co. 6.313% (US LIBOR+400 basis points), 5/1/2025[1,2]	1,063,097
	Vantiv LLC
807,582	4.030% (US LIBOR+175 basis points), 10/14/2023[1,2,3]	806,823
1,492,500	4.030% (US LIBOR+175 basis points), 8/20/2024[1,2,3]	1,491,299
	Vistra Operations Co. LLC
200,009	4.302% (US LIBOR+275 basis points), 8/4/2023[1,2,3]	199,800
3,192,000	4.057% (US LIBOR+200 basis points), 12/1/2025[1,2,3]	3,186,191

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2018 (Unaudited)

Principal Amount		Value
	Bank Loans (Continued)
$1,169,110	Wrangler Buyer Corp. 5.006% (US LIBOR+275 basis points), 9/28/2024[1,2,3]	$1,171,928
	Total Bank Loans (Cost $70,228,921)	70,007,107
	Bonds – 70.4%
	Asset-Backed Securities – 44.5%
1,750,000	A Voce CLO Ltd. Series 2014-1A, Class C, 5.936% (LIBOR 3 Month+350 basis points), 7/15/2026[1,3,5]	1,752,450
	Ally Auto Receivables Trust
1,517,991	Series 2016-3, Class A3, 1.440%, 8/17/2020[3]	1,511,910
5,070,000	Series 2017-3, Class A3, 1.740%, 9/15/2021[3]	5,018,905
750,000	ALM VII Ltd. Series 2012-7A, Class DR, 9.536% (LIBOR 3 Month+710 basis points), 10/15/2028[1,3,5]	758,400
2,250,000	ALM VIII Ltd. Series 2013-8A, Class A1R, 3.926% (LIBOR 3 Month+149 basis points), 10/15/2028[1,3,5]	2,252,250
2,000,000	AMSR Trust Series 2016-SFR1, Class A, 3.690% (LIBOR 1 Month+140 basis points), 11/17/2033[1,5]	2,001,528
1,000,000	Annisa CLO Ltd. Series 2016-2A, Class ER, 8.450% (LIBOR 3 Month+600 basis points), 7/20/2031[1,3,5]	1,000,700
	Apidos CLO XII
500,000	Series 2013-12A, Class DR, 5.036% (LIBOR 3 Month+260 basis points), 4/15/2031[1,3,5]	494,650
1,000,000	Series 2013-12A, Class ER, 7.836% (LIBOR 3 Month+540 basis points), 4/15/2031[1,3,5]	972,500
500,000	Apidos CLO XVI Series 2013-16A, Class CR, 5.450% (LIBOR 3 Month+300 basis points), 1/19/2025[1,3,5]	500,300
500,000	Apidos CLO XVIII Series 2018-18A, Class E, 8.169% (LIBOR 3 Month+570 basis points), 10/22/2030[1,3,5]	494,900
1,000,000	Apidos CLO XXII Series 2015-22X, Class E, 9.719% (LIBOR 3 Month+725 basis points), 10/20/2027[1,3]	1,003,900
500,000	Ares XL CLO Ltd. Series 2016-40A, Class C, 6.136% (LIBOR 3 Month+370 basis points), 10/15/2027[1,3,5]	500,950
	Ares XLI CLO Ltd.
600,000	Series 2016-41A, Class D, 6.636% (LIBOR 3 Month+420 basis points), 1/15/2029[1,3,5]	608,820

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2018 (Unaudited)

Principal Amount		Value
	Bonds (Continued)
	Asset-Backed Securities (Continued)
$1,000,000	Series 2016-41A, Class E, 9.436% (LIBOR 3 Month+700 basis points), 1/15/2029[1,3,5]	$1,022,500
500,000	Avery Point VII CLO Ltd. Series 2015-7A, Class E, 9.036% (LIBOR 3 Month+660 basis points), 1/15/2028[1,3,5]	504,350
2,250,000	Babson CLO Ltd. Series 2016-2A, Class A, 3.919% (LIBOR 3 Month+145 basis points), 7/20/2028[1,3,5]	2,254,275
1,450,490	Bank of The West Auto Trust Series 2015-1, Class A4, 1.660%, 9/15/2020[3,5]	1,449,696
	Barings CLO Ltd.
1,000,000	Series 2013-IA, Class DR, 5.019% (LIBOR 3 Month+255 basis points), 1/20/2028[1,3,5]	996,800
500,000	Series 2017-1A, Class E, 8.445% (LIBOR 3 Month+600 basis points), 7/18/2029[1,3,5]	503,000
1,500,000	Series 2018-2A, Class C, 5.136% (LIBOR 3 Month+270 basis points), 4/15/2030[1,3,5]	1,474,350
500,000	Battalion CLO VIII Ltd. Series 2015-8A, Class CR, 6.333% (LIBOR 3 Month+400 basis points), 7/18/2030[1,3,5]	503,850
1,500,000	Benefit Street Partners CLO II Ltd. Series 2013-IIA, Class DR, 8.986% (LIBOR 3 Month+655 basis points), 7/15/2029[1,3,5]	1,502,400
750,000	Benefit Street Partners CLO III Ltd. Series 2013-IIIA, Class DR, 9.069% (LIBOR 3 Month+660 basis points), 7/20/2029[1,3,5]	751,800
	Benefit Street Partners CLO IV Ltd.
1,000,000	Series 2014-IVA, Class A1R, 3.959% (LIBOR 3 Month+149 basis points), 1/20/2029[1,3,5]	1,000,800
750,000	Series 2014-IVA, Class DR, 9.719% (LIBOR 3 Month+725 basis points), 1/20/2029[1,3,5]	753,375
	Benefit Street Partners CLO V-B Ltd.
500,000	Series 2018-5BA, Class C, 5.399% (LIBOR 3 Month+293 basis points), 4/20/2031[1,3,5]	500,450
750,000	Series 2018-5BA, Class D, 8.419% (LIBOR 3 Month+595 basis points), 4/20/2031[1,3,5]	747,750
2,100,000	Benefit Street Partners CLO VI Ltd. Series 2015-VIA, Class CR, 5.895% (LIBOR 3 Month+345 basis points), 10/18/2029[1,3,5]	2,119,320
1,000,000	Benefit Street Partners CLO VII Ltd. Series 2015-VIIA, Class A1AR, 3.225% (LIBOR 3 Month+78 basis points), 7/18/2027[1,3,5]	999,000

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2018 (Unaudited)

Principal Amount		Value
	Bonds (Continued)
	Asset-Backed Securities (Continued)
$750,000	Benefit Street Partners CLO XII Ltd. Series 2017-12A, Class D, 8.846% (LIBOR 3 Month+641 basis points), 10/15/2030[1,3,5]	$758,250
750,000	BlueMountain CLO Ltd. Series 2013-1A, Class CR, 6.619% (LIBOR 3 Month+415 basis points), 1/20/2029[1,3,5]	753,150
750,000	BlueMountain CLO XXII Ltd. Series 2018-1A, Class E, 8.289% (LIBOR 3 Month+595 basis points), 7/30/2030[1,3,5]	746,400
500,000	BlueMountain CLO XXIII Ltd. Series 2018-23A, Class E, 0.000% (LIBOR 3 Month+565 basis points), 10/20/2031[1,3,5]	500,000
	BMW Vehicle Lease Trust
1,977,423	Series 2016-2, Class A3, 1.430%, 9/20/2019[3]	1,972,308
4,398,000	Series 2017-2, Class A3, 2.070%, 10/20/2020[3]	4,361,277
250,000	Bowman Park CLO Ltd. Series 2014-1A, Class D1R, 5.660% (LIBOR 3 Month+335 basis points), 11/23/2025[1,3,5]	250,225
2,500,000	Bristol Park CLO Ltd. Series 2016-1A, Class C, 5.036% (LIBOR 3 Month+260 basis points), 4/15/2029[1,3,5]	2,514,750
1,000,000	Carbone Clo Ltd. Series 2017-1A, Class C, 5.069% (LIBOR 3 Month+260 basis points), 1/20/2031[1,3,5]	986,200
4,500,000	Carlyle Global Market Strategies CLO Series 2012-3A, Class A1R, 3.886% (LIBOR 3 Month+145 basis points), 10/14/2028[1,3,5]	4,503,600
1,870,378	CarMax Auto Owner Trust Series 2018-3, Class A1, 2.433%, 8/15/2019[3]	1,869,763
2,900,000	Carmax Auto Owner Trust Series 2018-4, Class A2A, 3.110%, 2/15/2022[3]	2,900,154
	Catamaran CLO Ltd.
1,825,000	Series 2014-2A, Class C, 5.945% (LIBOR 3 Month+350 basis points), 10/18/2026[1,3,5]	1,830,475
1,000,000	Series 2016-1A, Class C, 6.295% (LIBOR 3 Month+385 basis points), 1/18/2029[1,3,5]	1,004,100
	CCG Receivables Trust
311,988	Series 2018-1, Class A1, 1.850%, 2/14/2019[3,5]	311,937
802,286	Series 2018-2, Class A1, 2.470%, 8/14/2019[3,5]	802,328
885,440	Series 2016-1, Class A2, 1.690%, 9/14/2022[3,5]	881,768
2,187,168	Series 2015-1, Class A3, 1.920%, 1/17/2023[3,5]	2,184,970
500,000	CIFC Funding Ltd. Series 2013-4A, Class ERR, 7.536% (LIBOR 3 Month+545 basis points), 4/27/2031[1,3,5]	488,750

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2018 (Unaudited)

Principal Amount		Value
	Bonds (Continued)
	Asset-Backed Securities (Continued)
	CNH Equipment Trust
$1,016,837	Series 2018-A, Class A1, 2.450%, 6/14/2019[3]	$1,016,866
1,873,596	Series 2018-B, Class A1, 2.470%, 10/15/2019[3]	1,872,695
1,535,000	Series 2018-A, Class A2, 2.780%, 8/16/2021[3]	1,534,306
1,199,100	Series 2014-C, Class A4, 1.650%, 9/15/2021[3]	1,198,415
850,000	Series 2018-B, Class A2, 2.930%, 12/15/2021[3]	849,113
1,143,054	Colony American Homes Series 2015-1A, Class A, 3.487% (LIBOR 1 Month+120 basis points), 7/17/2032[1,5]	1,144,072
	Dell Equipment Finance Trust
2,625,000	Series 2018-1, Class A2B, 2.580% (LIBOR 1 Month+30 basis points), 10/22/2020[1,3,5]	2,629,239
600,000	Series 2018-2, Class A2, 3.160%, 2/22/2021[3,5]	600,089
1,500,000	Dryden 33 Senior Loan Fund Series 2014-33A, Class ER, 9.976% (LIBOR 3 Month+754 basis points), 10/15/2028[1,3,5]	1,513,800
975,000	Dryden 36 Senior Loan Fund Series 2014-36A, Class ER, 10.236% (LIBOR 3 Month+780 basis points), 1/15/2028[1,3,5]	982,703
1,000,000	Dryden 40 Senior Loan Fund Series 2015-40A, Class DR, 5.414% (LIBOR 3 Month+310 basis points), 8/15/2031[1,3,5]	996,500
	Dryden 43 Senior Loan Fund
1,000,000	Series 2016-43A, Class DR, 5.569% (LIBOR 3 Month+310 basis points), 7/20/2029[1,3,5]	1,003,600
1,800,000	Series 2016-43A, Class ER, 8.569% (LIBOR 3 Month+610 basis points), 7/20/2029[1,3,5]	1,817,100
	Dryden 45 Senior Loan Fund
1,000,000	Series 2016-45A, Class DR, 5.637% (LIBOR 3 Month+315 basis points), 10/15/2030[1,3,5]	999,900
1,125,000	Series 2016-45A, Class ER, 8.337% (LIBOR 3 Month+585 basis points), 10/15/2030[1,3,5]	1,113,637
875,000	Dryden 50 Senior Loan Fund Series 2017-50A, Class E, 8.696% (LIBOR 3 Month+626 basis points), 7/15/2030[1,3,5]	881,650
1,100,000	Dryden 54 Senior Loan Fund Series 2017-54A, Class E, 8.645% (LIBOR 3 Month+620 basis points), 10/19/2029[1,3,5]	1,110,450
1,000,000	Dryden XXV Senior Loan Fund Series 2012-25A, Class DRR, 5.436% (LIBOR 3 Month+300 basis points), 10/15/2027[1,3,5]	1,000,500
	Eaton Vance CLO Ltd.
500,000	Series 2013-1A, Class CR, 6.686% (LIBOR 3 Month+425 basis points), 1/15/2028[1,3,5]	503,050

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2018 (Unaudited)

Principal Amount		Value
	Bonds (Continued)
	Asset-Backed Securities (Continued)
$1,500,000	Series 2013-1A, Class DR, 10.036% (LIBOR 3 Month+760 basis points), 1/15/2028[1,3,5]	$1,520,550
1,250,000	Series 2015-1A, Class DR, 4.969% (LIBOR 3 Month+250 basis points), 1/20/2030[1,3,5]	1,227,000
1,000,000	Series 2014-1RA, Class D, 5.207% (LIBOR 3 Month+305 basis points), 7/15/2030[1,3,5]	999,700
250,000	Series 2014-1RA, Class E, 7.857% (LIBOR 3 Month+570 basis points), 7/15/2030[1,3,5]	244,850
250,000	ECP CLO Ltd. Series 2014-6A, Class D1, 7.336% (LIBOR 3 Month+490 basis points), 7/15/2026[1,3,5]	250,300
1,500,000	Emerson Park CLO Ltd. Series 2013-1A, Class DR, 5.836% (LIBOR 3 Month+340 basis points), 7/15/2025[1,3,5]	1,502,700
	Engs Commercial Finance Trust
1,568,013	Series 2018-1A, Class A1, 2.970%, 2/22/2021[3,5]	1,563,087
3,303,957	Series 2016-1A, Class A2, 2.630%, 2/22/2022[3,5]	3,280,744
	Enterprise Fleet Financing LLC
2,241,793	Series 2018-1, Class A1, 2.150%, 3/20/2019[3,5]	2,240,755
1,495,842	Series 2018-2, Class A1, 2.550%, 8/20/2019[3,5]	1,495,906
1,413,309	Series 2015-2, Class A3, 2.090%, 2/22/2021[3,5]	1,409,167
1,993,000	Fairway Outdoor Funding LLC Series 2012-1A, Class B, 8.835%, 10/15/2042[3,5]	2,019,706
	Ford Credit Auto Lease Trust
2,322,907	Series 2018-B, Class A1, 2.452%, 10/15/2019[3]	2,322,175
850,000	Series 2018-B, Class A2B, 2.440% (LIBOR 1 Month+16 basis points), 4/15/2021[1,3]	850,438
425,000	Series 2018-B, Class A2A, 2.930%, 4/15/2021[3]	425,029
	Ford Credit Auto Owner Trust
4,475,000	Series 2014-C, Class B, 1.970%, 4/15/2020[3]	4,469,952
2,209,148	Series 2015-B, Class A4, 1.580%, 8/15/2020[3]	2,202,492
728,936	Series 2017-C, Class A2A, 1.800%, 9/15/2020[3]	727,548
170,001	Series 2016-B, Class A3, 1.330%, 10/15/2020[3]	169,145
2,431,754	Series 2016-C, Class A3, 1.220%, 3/15/2021[3]	2,407,497
2,500,000	Series 2018-B, Class A2A, 2.960%, 9/15/2021[3]	2,499,250
3,660,000	Ford Credit Floorplan Master Owner Trust A Series 2016-1, Class A1, 1.760%, 2/15/2021	3,649,360
700,000	Galaxy XIX CLO Ltd. Series 2015-19A, Class D1R, 9.017% (LIBOR 3 Month+653 basis points), 7/24/2030[1,3,5]	704,620
1,500,000	Galaxy XV CLO Ltd. Series 2013-15A, Class ER, 9.081% (LIBOR 3 Month+665 basis points), 10/15/2030[1,3,5]	1,507,950

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2018 (Unaudited)

Principal Amount		Value
	Bonds (Continued)
	Asset-Backed Securities (Continued)
$500,000	Galaxy XXIII CLO Ltd. Series 2017-23A, Class D, 5.967% (LIBOR 3 Month+348 basis points), 4/24/2029[1,3,5]	$504,050
500,000	Gilbert Park CLO Ltd. Series 2017-1A, Class E, 8.836% (LIBOR 3 Month+640 basis points), 10/15/2030[1,3,5]	508,900
	GM Financial Automobile Leasing Trust
1,247,240	Series 2018-3, Class A1, 2.420%, 9/20/2019[3]	1,246,599
1,062,959	Series 2018-1, Class A2A, 2.390%, 4/20/2020[3]	1,059,887
4,215,000	Series 2017-2, Class A3, 2.020%, 9/21/2020[3]	4,180,386
638,000	Series 2018-3, Class A2B, 2.450% (LIBOR 1 Month+17 basis points), 9/21/2020[1,3]	638,120
425,000	Series 2018-3, Class A2A, 2.890%, 9/21/2020[3]	424,616
720,000	GM Financial Consumer Automobile Series 2017-1A, Class A3, 1.780%, 10/18/2021[3,5]	712,236
	GM Financial Consumer Automobile Receivables Trust
152,583	Series 2018-2, Class A1, 2.300%, 4/16/2019[3]	152,584
1,436,421	Series 2018-3, Class A1, 2.370%, 7/16/2019[3]	1,436,094
2,625,000	Series 2018-2, Class A2A, 2.550%, 5/17/2021[3]	2,619,776
179,277	GreatAmerica Leasing Receivables Funding LLC Series Series 2018-1, Class A1, 1.850%, 2/15/2019[3,5]	179,269
	Hertz Fleet Lease Funding LP
375,000	Series 2016-1, Class B, 4.484% (LIBOR 1 Month+220 basis points), 4/10/2030[1,3,5]	377,367
455,000	Series 2017-1, Class B, 2.880%, 4/10/2031[3,5]	450,892
1,000,000	Highbridge Loan Management Ltd. Series 2013-2A, Class DR, 9.069% (LIBOR 3 Month+660 basis points), 10/20/2029[1,3,5]	1,020,200
	Honda Auto Receivables Owner Trust
402,184	Series 2017-2, Class A2, 1.460%, 10/15/2019[3]	401,630
1,534,899	Series 2016-2, Class A3, 1.390%, 4/15/2020[3]	1,528,236
2,198,951	Series 2016-3, Class A3, 1.160%, 5/18/2020[3]	2,185,280
3,585,000	Series 2018-3, Class A2, 2.670%, 12/21/2020[3]	3,578,629
645,840	Huntington Auto Trust Series 2016-1, Class A3, 1.590%, 11/16/2020[3]	642,809
	Hyundai Auto Lease Securitization Trust
2,109,900	Series 2017-C, Class A2A, 1.890%, 3/16/2020[3,5]	2,102,282
1,546,980	Series 2017-A, Class A3, 1.880%, 8/17/2020[3,5]	1,542,906
	Hyundai Auto Receivables Trust
210,005	Series 2018-A, Class A1, 2.230%, 4/15/2019[3]	210,007
2,159,548	Series 2015-B, Class A4, 1.480%, 6/15/2021[3]	2,153,439
700,000	Series 2015-C, Class B, 2.150%, 11/15/2021[3]	695,009

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2018 (Unaudited)

Principal Amount		Value
	Bonds (Continued)
	Asset-Backed Securities (Continued)
$750,000	LCM XV LP Series 15A, Class ER, 8.969% (LIBOR 3 Month+650 basis points), 7/20/2030[1,3,5]	$758,400
625,000	LCM XVI LP Series 16A, Class E, 7.036% (LIBOR 3 Month+460 basis points), 7/15/2026[1,3,5]	621,438
2,250,000	LCM XXI LP Series 21A, Class DR, 5.269% (LIBOR 3 Month+280 basis points), 4/20/2028[1,3,5]	2,249,775
500,000	Long Point Park CLO Ltd. Series 2017-1A, Class D2, 8.049% (LIBOR 3 Month+560 basis points), 1/17/2030[1,3,5]	498,750
1,250,000	Madison Park Funding XIV Ltd. Series 2014-14A, Class DRR, 5.419% (LIBOR 3 Month+295 basis points), 10/22/2030[1,3,5]	1,249,875
	Madison Park Funding XIX Ltd.
825,000	Series 2015-19A, Class CR, 4.619% (LIBOR 3 Month+215 basis points), 1/22/2028[1,3,5]	820,050
2,000,000	Series 2015-19A, Class DR, 6.819% (LIBOR 3 Month+435 basis points), 1/22/2028[1,3,5]	2,001,600
1,000,000	Madison Park Funding XXII Ltd. Series 2016-22A, Class E, 9.140% (LIBOR 3 Month+665 basis points), 10/25/2029[1,3,5]	1,000,900
750,000	Madison Park Funding XXV Ltd. Series 2017-25A, Class D, 8.590% (LIBOR 3 Month+610 basis points), 4/25/2029[1,3,5]	756,000
	Madison Park Funding XXX Ltd.
500,000	Series 2018-30A, Class D, 4.936% (LIBOR 3 Month+250 basis points), 4/15/2029[1,3,5]	494,350
750,000	Series 2018-30A, Class E, 7.386% (LIBOR 3 Month+495 basis points), 4/15/2029[1,3,5]	738,600
1,425,000	Magnetite IX Ltd. Series 2014-9A, Class CR, 5.590% (LIBOR 3 Month+310 basis points), 7/25/2026[1,3,5]	1,424,572
	Magnetite VII Ltd.
6,000,000	Series 2012-7A, Class A1R2, 3.236% (LIBOR 3 Month+80 basis points), 1/15/2028[1,3,5]	5,971,875
650,000	Series 2012-7A, Class CR2, 4.486% (LIBOR 3 Month+205 basis points), 1/15/2028[1,3,5]	628,420
1,000,000	Magnetite VIII Ltd. Series 2014-8A, Class DR2, 5.336% (LIBOR 3 Month+290 basis points), 4/15/2031[1,3,5]	996,600

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2018 (Unaudited)

Principal Amount		Value
	Bonds (Continued)
	Asset-Backed Securities (Continued)
$250,000	Magnetite XII Ltd. Series 2015-12A, Class DR, 5.436% (LIBOR 3 Month+300 basis points), 10/15/2031[1,3,5]	$250,675
1,614,338	Mercedes-Benz Auto Lease Trust Series 2018-A, Class A2, 2.200%, 4/15/2020[3]	1,611,194
	MMAF Equipment Finance LLC
1,440,801	Series 2017-AA, Class A2, 1.730%, 5/18/2020[3,5]	1,436,983
2,038,479	Series 2014-AA, Class A4, 1.590%, 2/8/2022[3,5]	2,021,792
1,500,000	Mountain View CLO LLC Series 2016-1A, Class E, 9.436% (LIBOR 3 Month+700 basis points), 1/14/2029[1,3,5]	1,511,700
1,150,000	Neuberger Berman CLO XIV Ltd. Series 2013-14A, Class DR, 6.159% (LIBOR 3 Month+365 basis points), 1/28/2030[1,3,5]	1,154,140
	Nissan Auto Lease Trust
2,022,645	Series 2017-A, Class A2B, 2.480% (LIBOR 1 Month+20 basis points), 9/16/2019[1,3]	2,023,049
2,058,656	Series 2017-B, Class A2A, 1.830%, 12/16/2019[3]	2,050,173
3,307,000	Series 2017-A, Class A3, 1.910%, 4/15/2020[3]	3,286,202
2,000,000	Series 2016-B, Class A4, 1.610%, 1/18/2022[3]	1,994,346
	Nissan Auto Receivables Owner Trust
1,383,934	Series 2015-C, Class A3, 1.370%, 5/15/2020[3]	1,378,761
1,247,086	Series 2016-A, Class A3, 1.340%, 10/15/2020[3]	1,240,959
1,848,191	Series 2016-C, Class A3, 1.180%, 1/15/2021[3]	1,829,555
2,630,000	Series 2017-A, Class A3, 1.740%, 8/16/2021[3]	2,603,369
750,000	Octagon Investment Partners XIV Ltd. Series 2012-1A, Class CR, 6.436% (LIBOR 3 Month+400 basis points), 7/15/2029[1,3,5]	758,175
750,000	OHA Credit Partners VII Ltd. Series 2012-7A, Class DR, 6.522% (LIBOR 3 Month+420 basis points), 11/20/2027[1,3,5]	751,875
	OZLM VI Ltd.
1,250,000	Series 2014-6A, Class CS, 5.579% (LIBOR 3 Month+313 basis points), 4/17/2031[1,3,5]	1,241,625
850,000	Series 2014-6A, Class DS, 8.499% (LIBOR 3 Month+605 basis points), 4/17/2031[1,3,5]	832,575
	OZLM XI Ltd.
500,000	Series 2015-11A, Class CR, 6.120% (LIBOR 3 Month+360 basis points), 10/30/2030[1,3,5]	502,150
1,500,000	Series 2015-11A, Class DR, 9.520% (LIBOR 3 Month+700 basis points), 10/30/2030[1,3,5]	1,540,950
1,000,000	OZLM XV Ltd. Series 2016-15A, Class D, 9.619% (LIBOR 3 Month+715 basis points), 1/20/2029[1,3,5]	1,012,300

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2018 (Unaudited)

Principal Amount		Value
	Bonds (Continued)
	Asset-Backed Securities (Continued)
$1,750,000	Recette CLO Ltd. Series 2015-1A, Class DR, 5.219% (LIBOR 3 Month+275 basis points), 10/20/2027[1,3,5]	$1,747,550
1,000,000	Riserva CLO Ltd. Series 2016-3A, Class E, 9.195% (LIBOR 3 Month+675 basis points), 10/18/2028[1,3,5]	1,007,100
100,000	SBA Tower Trust 3.156%, 10/10/2045[3,5]	99,293
500,000	Symphony CLO XVIII Ltd. Series 2016-18A, Class E, 8.827% (LIBOR 3 Month+635 basis points), 1/23/2028[1,3,5]	503,900
500,000	Taconic Park CLO Ltd. Series 2016-1A, Class C, 6.519% (LIBOR 3 Month+405 basis points), 1/20/2029[1,3,5]	501,600
500,000	TCI-Symphony CLO Ltd. Series 2017-1A, Class E, 8.886% (LIBOR 3 Month+645 basis points), 7/15/2030[1,3,5]	503,950
1,071,850	TGIF Funding LLC Series 2017-1A, Class A2, 6.202%, 4/30/2047[3,5]	1,065,983
500,000	Thayer Park CLO Ltd. Series 2017-1A, Class D, 8.569% (LIBOR 3 Month+610 basis points), 4/20/2029[1,3,5]	504,800
530,258	Toyota Auto Receivables Series 2016-C, Class A3, 1.140%, 8/17/2020[3]	526,768
44,833	Toyota Auto Receivables Owner Trust Series 2017-A, Class A2A, 1.420%, 9/16/2019[3]	44,823
	Verizon Owner Trust
4,170,000	Series 2016-2A, Class A, 1.680%, 5/20/2021[3,5]	4,143,245
2,000,000	Series 2017-2A, Class A, 1.920%, 12/20/2021[3,5]	1,974,742
2,029,632	Volkswagen Auto Loan Enhanced Trust Series 2018-1, Class A1, 2.424%, 7/22/2019[3]	2,029,027
901,988	Volvo Financial Equipment LLC Series 2015-1A, Class A4, 1.910%, 1/15/2020[3,5]	900,905
	Voya CLO Ltd.
250,000	Series 2015-3A, Class E, 8.969% (LIBOR 3 Month+650 basis points), 10/20/2027[1,3,5]	250,025
500,000	Series 2016-2A, Class D, 9.400% (LIBOR 3 Month+695 basis points), 7/19/2028[1,3,5]	503,900
2,000,000	Series 2015-1A, Class CR, 4.795% (LIBOR 3 Month+235 basis points), 1/18/2029[1,3,5]	1,968,400
750,000	Series 2013-1A, Class CR, 5.386% (LIBOR 3 Month+295 basis points), 10/15/2030[1,3,5]	749,925
1,250,000	Series 2013-1A, Class DR, 8.916% (LIBOR 3 Month+648 basis points), 10/15/2030[1,3,5]	1,269,375

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2018 (Unaudited)

Principal Amount		Value
	Bonds (Continued)
	Asset-Backed Securities (Continued)
$1,125,000	Series 2016-1A, Class DR, 7.719% (LIBOR 3 Month+525 basis points), 1/20/2031[1,3,5]	$1,086,188
1,250,000	Series 2013-2A, Class CR, 5.240% (LIBOR 3 Month+275 basis points), 4/25/2031[1,3,5]	1,224,750
250,000	West CLO Ltd. Series 2014-2A, Class CR, 5.086% (LIBOR 3 Month+265 basis points), 1/16/2027[1,3,5]	249,550
	World Omni Auto Receivables Trust
832,521	Series 2018-A, Class A2, 2.190%, 5/17/2021[3]	829,431
650,794	Series 2016-A, Class A3, 1.770%, 9/15/2021[3]	645,698
2,625,000	Series 2018-D, Class A2A, 3.010%, 4/15/2022[3]	2,624,186
	World Omni Automobile Lease Securitization Trust
1,836,977	Series 2016-A, Class A3, 1.450%, 8/15/2019[3]	1,833,100
962,684	Series 2018-B, Class A1, 2.269%, 9/16/2019[3]	962,206
1,535,000	Series 2018-B, Class A2B, 2.460% (LIBOR 1 Month+18 basis points), 6/15/2021[1,3]	1,535,356
1,375,000	York CLO Ltd. Series 2018-1A, Class D, 5.781% (LIBOR 3 Month+335 basis points), 10/22/2031[1,3,5]	1,377,750
	Total Asset-Backed Securities (Cost $242,740,854)	242,492,372
	Commercial Mortgage-Backed Securities – 5.5%
2,000,000	280 Park Avenue Mortgage Trust Series 2017-280P, Class B, 3.360% (LIBOR 1 Month+108 basis points), 9/15/2034[1,5]	2,001,872
1,000,000	BBCMS Mortgage Trust Series 2018-TALL, Class B, 3.251% (LIBOR 1 Month+97 basis points), 3/15/2037[1,5]	999,851
	BBCMS Mortgage Trust
1,200,000	Series 2017-GLKS, Class B, 3.480% (LIBOR 1 Month+120 basis points), 11/15/2034[1,5]	1,198,451
2,000,000	Series 2017-DELC, Class A, 3.130% (LIBOR 1 Month+85 basis points), 8/15/2036[1,5]	2,003,052
	BX Commercial Mortgage Trust
2,550,000	Series 2018-IND, Class A, 3.030% (LIBOR 1 Month+75 basis points), 11/15/2035[1,5]	2,552,391
1,750,000	Series 2018-IND, Class B, 3.180% (LIBOR 1 Month+90 basis points), 11/15/2035[1,5]	1,752,187
	Citigroup Commercial Mortgage Trust
1,200,000	Series 2018-TBR, Class A, 3.110% (LIBOR 1 Month+83 basis points), 12/15/2036[1,3,5]	1,200,083
750,000	Series 2018-TBR, Class B, 3.430% (LIBOR 1 Month+115 basis points), 12/15/2036[1,3,5]	750,532

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2018 (Unaudited)

Principal Amount		Value
	Bonds (Continued)
	Commercial Mortgage-Backed Securities (Continued)
$2,420,000	COMM Mortgage Trust Series 2014-TWC, Class B, 3.877% (LIBOR 1 Month+160 basis points), 2/13/2032[1,3,5]	$2,422,810
	FREMF Mortgage Trust
2,425,434	Series 2015-KLSF, Class B, 6.661% (LIBOR 1 Month+440 basis points), 11/25/2022[1,3,5]	2,514,278
1,460,000	Series 2012-K709, Class C, 3.741%, 4/25/2045[3,5,6]	1,459,785
2,934,736	Government National Mortgage Association Series 2017-135, Class AB, 2.200%, 5/16/2049[3]	2,781,695
1,000,000	GS Mortgage Securities Corp. Trust Series 2018-CHLL, Class C, 3.530% (LIBOR 1 Month+125 basis points), 2/15/2037[1,5]	1,001,406
	Hilton Orlando Trust
750,000	Series 2018-ORL, Class B, 3.330% (LIBOR 1 Month+105 basis points), 12/15/2034[1,5]	750,522
1,000,000	Series 2018-ORL, Class C, 3.580% (LIBOR 1 Month+130 basis points), 12/15/2034[1,5]	1,000,717
1,900,000	J.P. Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT, Class AFL, 3.229% (LIBOR 1 Month+95 basis points), 7/5/2033[1,3,5]	1,904,516
500,000	UBS-Barclays Commercial Mortgage Trust Series 2012-C4, Class B, 3.718%, 12/10/2045[3,5,6]	491,476
3,000,000	Waldorf Astoria Boca Raton Trust Series 2016-BOCA, Class B, 4.330% (LIBOR 1 Month+205 basis points), 6/15/2029[1,5]	3,004,449
	Total Commercial Mortgage-Backed Securities (Cost $29,909,160)	29,790,073
	Corporate – 18.9%
	Basic Materials – 0.6%
570,000	Dow Chemical Co. 8.550%, 5/15/2019	586,326
1,350,000	Freeport-McMoRan, Inc. 4.000%, 11/14/2021	1,319,625
1,275,000	Huntsman International LLC 4.875%, 11/15/2020[3]	1,286,577
		3,192,528
	Communications – 1.3%
750,000	AT&T, Inc. 3.086% (LIBOR 3 Month+65 basis points), 1/15/2020[1]	752,899
415,000	Cincinnati Bell, Inc. 7.000%, 7/15/2024[3,5]	375,575
	Comcast Corp.
2,095,000	2.738% (LIBOR 3 Month+33 basis points), 10/1/2020[1]	2,095,943

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2018 (Unaudited)

Principal Amount		Value
	Bonds (Continued)
	Corporate (Continued)
	Communications (Continued)
$1,055,000	3.300%, 10/1/2020	$1,055,122
575,000	Hughes Satellite Systems Corp. 6.500%, 6/15/2019	584,042
2,030,000	Interpublic Group of Cos., Inc. 3.500%, 10/1/2020	2,028,534
		6,892,115
	Consumer, Cyclical – 2.1%
1,725,000	Daimler Finance North America LLC 3.140% (LIBOR 3 Month+62 basis points), 10/30/2019[1,5]	1,732,019
400,000	Dollar Tree, Inc. 3.149% (LIBOR 3 Month+70 basis points), 4/17/2020[1,3]	400,354
675,000	Ford Motor Credit Co. LLC 3.815%, 11/2/2027[3]	581,440
580,000	Hyundai Capital America 3.348% (LIBOR 3 Month+94 basis points), 7/8/2021[1,5]	582,311
600,000	Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp. 6.750%, 11/15/2021[3,5]	617,250
	Nissan Motor Acceptance Corp.
1,147,000	2.350%, 3/4/2019[5]	1,144,846
650,000	2.826% (LIBOR 3 Month+39 basis points), 7/13/2020[1,5]	649,403
675,000	2.983% (LIBOR 3 Month+63 basis points), 9/21/2021[1,5]	676,585
490,000	PACCAR Financial Corp. 3.150%, 8/9/2021	488,543
2,000,000	Southwest Airlines Co. 2.750%, 11/6/2019[3]	1,992,576
2,450,000	Starbucks Corp. 2.100%, 2/4/2021[3]	2,385,889
250,000	Toyota Motor Credit Corp. 2.514% (LIBOR 3 Month+10 basis points), 1/10/2020[1]	250,173
		11,501,389
	Consumer, Non-cyclical – 4.4%
	Allergan Funding SCS
1,550,000	2.450%, 6/15/2019[4]	1,547,243
1,120,000	3.589% (LIBOR 3 Month+126 basis points), 3/12/2020[1,4]	1,132,653
2,175,000	Anthem, Inc. 4.350%, 8/15/2020	2,212,192
2,550,000	BAT Capital Corp. 2.764%, 8/15/2022[3,5]	2,443,196
2,500,000	Becton, Dickinson and Co. 3.125%, 11/8/2021	2,460,610
2,000,000	Conagra Brands, Inc. 2.908% (LIBOR 3 Month+50 basis points), 10/9/2020[1]	1,994,914

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2018 (Unaudited)

Principal Amount		Value
	Bonds (Continued)
	Corporate (Continued)
	Consumer, Non-cyclical (Continued)
$1,000,000	Gilead Sciences, Inc. 2.558% (LIBOR 3 Month+22 basis points), 3/20/2019[1]	$1,000,291
995,000	Halfmoon Parent, Inc. 3.200%, 9/17/2020[5]	990,070
1,300,000	Kroger Co. 2.000%, 1/15/2019	1,297,367
2,315,000	Laboratory Corp. of America Holdings 2.625%, 2/1/2020	2,295,677
300,000	McKesson Corp. 2.284%, 3/15/2019	299,246
1,250,000	Mondelez International Holdings Netherlands B.V. 3.119% (LIBOR 3 Month+61 basis points), 10/28/2019[1,4,5]	1,254,369
472,000	Moody's Corp. 5.500%, 9/1/2020	489,422
	UnitedHealth Group, Inc.
450,000	2.594% (LIBOR 3 Month+26 basis points), 6/15/2021[1]	450,146
2,000,000	3.150%, 6/15/2021	1,993,054
2,000,000	Western Union Co. 3.110% (LIBOR 3 Month+80 basis points), 5/22/2019[1]	2,004,558
		23,865,008
	Energy – 2.8%
1,275,000	Antero Midstream Partners LP / Antero Midstream Finance Corp. 5.375%, 9/15/2024[3]	1,249,500
1,475,000	BP Capital Markets PLC 4.742%, 3/11/2021[4]	1,518,604
2,500,000	Enbridge, Inc. 2.814% (LIBOR 3 Month+40 basis points), 1/10/2020[1,4]	2,496,505
	Energy Transfer LP
1,000,000	7.500%, 10/15/2020	1,061,250
1,625,000	4.250%, 3/15/2023[3]	1,612,813
215,000	Phillips 66 3.086% (LIBOR 3 Month+65 basis points), 4/15/2019[1,3,5]	215,067
2,320,000	Plains All American Pipeline LP / PAA Finance Corp. 2.600%, 12/15/2019[3]	2,299,584
2,500,000	Rockies Express Pipeline LLC 5.625%, 4/15/2020[5]	2,566,750
350,000	Spectra Energy Partners LP 3.016% (LIBOR 3 Month+70 basis points), 6/5/2020[1]	351,023
2,000,000	Valero Energy Corp. 6.125%, 2/1/2020	2,068,008
		15,439,104

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2018 (Unaudited)

Principal Amount		Value
	Bonds (Continued)
	Corporate (Continued)
	Financial – 4.4%
$2,225,000	Air Lease Corp. 2.125%, 1/15/2020	$2,190,784
2,030,000	Aircastle Ltd. 5.500%, 2/15/2022[4]	2,103,291
2,000,000	Branch Banking & Trust Co. 2.541% (LIBOR 3 Month+22 basis points), 6/1/2020[1,3]	1,999,474
300,000	Capital One Financial Corp. 2.500%, 5/12/2020[3]	295,838
1,085,000	Citibank N.A. 3.400%, 7/23/2021[3]	1,080,838
1,000,000	Credit Suisse Group Funding Guernsey Ltd. 2.750%, 3/26/2020[4]	990,115
	Goldman Sachs Group, Inc.
1,000,000	3.134% (LIBOR 3 Month+80 basis points), 12/13/2019[1]	1,006,051
500,000	3.000%, 4/26/2022[3]	486,977
2,250,000	HCP, Inc. 2.625%, 2/1/2020[3]	2,227,412
500,000	International Lease Finance Corp. 5.875%, 4/1/2019	505,072
1,750,000	JPMorgan Chase & Co. 3.714% (LIBOR 3 Month+121 basis points), 10/29/2020[1,3]	1,780,749
	JPMorgan Chase Bank N.A.
935,000	2.545% (LIBOR 3 Month+23 basis points), 9/1/2020[1,3]	935,326
125,000	2.633% (LIBOR 3 Month+29 basis points), 2/1/2021[1,3]	124,996
2,250,000	Marsh & McLennan Cos., Inc. 2.350%, 9/10/2019[3]	2,237,639
500,000	Metropolitan Life Global Funding I 2.769% (LIBOR 3 Month+43 basis points), 12/19/2018[1,5]	500,161
800,000	Mitsubishi UFJ Financial Group, Inc. 2.190%, 9/13/2021[4]	770,031
2,000,000	PNC Financial Services Group, Inc. 2.854%, 11/9/2022[7]	1,935,740
510,000	Toronto-Dominion Bank 2.594% (LIBOR 3 Month+26 basis points), 9/17/2020[1,4]	510,782
2,425,000	Wells Fargo Bank N.A. 2.746% (LIBOR 3 Month+31 basis points), 1/15/2021[1]	2,420,611
		24,101,887
	Industrial – 2.1%
650,000	BlueLine Rental Finance Corp. / BlueLine Rental LLC 9.250%, 3/15/2024[3,5]	679,250
	Caterpillar Financial Services Corp.
2,250,000	2.000%, 3/5/2020	2,218,264

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2018 (Unaudited)

Principal Amount		Value
	Bonds (Continued)
	Corporate (Continued)
	Industrial (Continued)
$580,000	2.494% (LIBOR 3 Month+18 basis points), 5/15/2020[1]	$579,918
575,000	2.597% (LIBOR 3 Month+28 basis points), 9/7/2021[1]	573,813
2,500,000	CNH Industrial Capital LLC 4.200%, 1/15/2024	2,476,615
480,000	John Deere Capital Corp. 2.587% (LIBOR 3 Month+26 basis points), 9/10/2021[1]	480,283
2,000,000	Textron, Inc. 2.891% (LIBOR 3 Month+55 basis points), 11/10/2020[1,3]	1,998,074
2,000,000	Vulcan Materials Co. 2.971% (LIBOR 3 Month+65 basis points), 3/1/2021[1]	2,003,640
725,000	Wabtec Corp. 3.382% (LIBOR 3 Month+105 basis points), 9/15/2021[1,3]	726,323
		11,736,180
	Technology – 0.3%
255,000	Hewlett Packard Enterprise Co. 3.059% (LIBOR 3 Month+72 basis points), 10/5/2021[1,3]	255,143
650,000	MagnaChip Semiconductor Corp. 6.625%, 7/15/2021[3]	614,250
675,000	Western Digital Corp. 4.750%, 2/15/2026[3]	624,375
		1,493,768
	Utilities – 0.9%
1,275,000	AES Corp. 4.875%, 5/15/2023[3]	1,265,437
500,000	Berkshire Hathaway Energy Co. 2.375%, 1/15/2021	490,211
200,000	CenterPoint Energy, Inc. 3.600%, 11/1/2021	200,111
1,775,000	Consolidated Edison Co. of New York, Inc. 2.773% (LIBOR 3 Month+40 basis points), 6/25/2021[1]	1,780,721
1,200,000	Vistra Energy Corp. 7.375%, 11/1/2022[3]	1,248,000
		4,984,480
	Total Corporate (Cost $103,569,195)	103,206,459
	Residential Mortgage-Backed Securities – 1.5%
2,000,000	AMSR Trust Series 2016-SFR1, Class E, 5.440% (LIBOR 1 Month+315 basis points), 11/17/2033[1,5]	2,006,376
160,681	Bear Stearns ARM Trust Series 2004-3, Class 1A3, 4.254%, 7/25/2034[3,6]	157,443

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2018 (Unaudited)

Principal Amount		Value
	Bonds (Continued)
	Residential Mortgage-Backed Securities (Continued)
$908,409	CSMC Trust Series 2014-OAK1, Class 2A4, 3.000%, 11/25/2044[3,5,6]	$906,034
861,356	Fannie Mae Grantor Trust Series 2004-T5, Class AB4, 2.756%, 5/28/2035[3,6]	813,458
	FDIC Guaranteed Notes Trust
550,570	Series 2010-S4, Class A, 2.962% (LIBOR 1 Month+72 basis points), 12/4/2020[1,3,5]	549,524
344,202	Series 2010-S2, Class 2A, 2.570%, 7/29/2047[3,5]	340,123
478,552	Finance of America Structured Securities Trust Series 2017-HB1, Class A, 2.321%, 11/25/2027[3,5,6]	477,074
600,000	Home Partners of America Trust Series 2017-1, Class C, 3.840% (LIBOR 1 Month+155 basis points), 7/17/2034[1,5]	601,598
	Invitation Homes Trust
1,340,045	Series 2017-SFR2, Class A, 3.140% (LIBOR 1 Month+85 basis points), 12/17/2036[1,5]	1,343,513
750,000	Series 2017-SFR2, Class B, 3.440% (LIBOR 1 Month+115 basis points), 12/17/2036[1,5]	756,170
83,532	Mellon Residential Funding Cor Mor Pas Thr Tr Ser Series 1999-TBC3, Class A2, 2.767%, 10/20/2029[3,6]	84,532
256,603	NCUA Guaranteed Notes Trust Series 2011-R3, Class 1A, 2.687% (LIBOR 1 Month+40 basis points), 3/11/2020[1,3]	256,956
115,463	PMT Loan Trust Series 2013-J1, Class A6, 3.500%, 9/25/2043[3,5,6]	115,517
	Total Residential Mortgage-Backed Securities (Cost $8,444,101)	8,408,318
	Total Bonds (Cost $384,663,310)	383,897,222
	Commercial Paper – 16.0%
5,000,000	Caterpillar Financial Services 2.190%, 11/9/2018	4,996,965
5,000,000	CNH Industrial Capital LLC 2.750%, 1/3/2019	4,976,730
	Du Pont
3,500,000	2.420%, 12/3/2018	3,491,845
5,000,000	2.510%, 12/18/2018	4,982,820
	Enbridge Energy Partners LP
750,000	3.120%, 11/6/2018	749,700
5,000,000	3.120%, 11/26/2018	4,991,020
5,000,000	Energy Transfer LP 2.950%, 11/2/2018	4,999,250

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2018 (Unaudited)

Principal Amount		Value
	Commercial Paper (Continued)
$3,500,000	Entergy Corp. 2.460%, 12/5/2018	$3,490,830
3,500,000	Ford Motor Credit Co. 2.450%, 11/6/2018	3,498,414
5,000,000	General Motors Financial Co., Inc. 2.750%, 11/13/2018	4,995,015
3,500,000	Glencore Funding LLC 2.480%, 11/27/2018	3,493,284
3,850,000	Harley-Davidson Financial Services 2.350%, 11/5/2018	3,848,722
5,000,000	Marriott International, Inc. 2.700%, 1/7/2019	4,975,140
5,000,000	Mondelez International, Inc. 2.510%, 12/7/2018	4,987,060
3,500,000	Nestle Capital 2.250%, 11/13/2018	3,497,214
5,000,000	NextEra Energy, Inc. 2.611%, 12/5/2018	4,987,790
5,000,000	NiSource, Inc. 2.730%, 1/7/2019	4,975,140
3,500,000	Nissan Motor Acceptance Corp. 2.300%, 11/13/2018	3,497,158
5,000,000	Smithfield Foods, Inc. 2.960%, 11/26/2018	4,989,860
3,500,000	Toyota Motor Credit Corp. 2.220%, 11/13/2018	3,497,291
3,500,000	WGL Holdings, Inc. 2.450%, 11/5/2018	3,498,796
	Total Commercial Paper (Cost $87,422,811)	87,420,044

Number of Shares
	Short-Term Investments – 0.7%
2,361,214	Federated Treasury Obligations Fund - Institutional Class, 2.039%[8]	2,361,214
1,217,117	Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 2.037%[8]	1,217,117
	Total Short-Term Investments (Cost $3,578,331)	3,578,331
	Total Investments – 100.0% (Cost $545,893,373)	544,902,704

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of October 31, 2018 (Unaudited)

Value
Other Assets in Excess of Liabilities – 0.0%	$149,244
Total Net Assets – 100.0%	$545,051,948

[1]	Floating rate security.
[2]	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR") or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[3]	Callable.
[4]	Foreign security denominated in U.S. Dollars.
[5]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $193,989,729 which represents 35.6% of total net assets of the Fund.
[6]	Variable rate security.
[7]	Step rate security.
[8]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Palmer Square Income Plus Fund

NOTES TO SCHEDULE OF INVESTMENTS

October 31, 2018 (Unaudited)

Note 1 – Organization

Palmer Square Income Plus Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek income and capital appreciation. The Fund commenced investment operations on February 28, 2014.

The Fund commenced operations on February 28, 2014, prior to which its only activity was the receipt of a $2,500 investment from principals of the Fund’s advisor and a $94,313,788 transfer of shares of the Fund in exchange for the net assets of the Palmer Square Opportunistic Investment Grade Plus Trust (“Private Fund I”) and Palmer Square Investment Grade Plus Trust (“Private Fund II”), each a Delaware statutory trust (each a “Private Fund” collectively, the “Private Funds”). This exchange was nontaxable, whereby the Fund issued 9,428,446 shares for the net assets of the Private Funds on February 28, 2014. Assets with a fair market value of $94,313,788 consisting of cash, interest receivable and securities of the Private Funds with a fair value of $92,629,439 (identified cost of investments transferred $91,621,375) were the primary assets received by the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Private Funds was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amount distributable to shareholders for tax purposes.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. Pricing services generally value debt securities assuming orderly transactions of an institutional round lot size, but such securities may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Palmer Square Income Plus Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

October 31, 2018 (Unaudited)

(b) Asset-Backed Securities

Asset-backed securities include pools of mortgages, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities, and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition, asset-backed securities are not backed by any governmental agency.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(c) Short Sales

Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(d) Swap Agreements and Swaptions

The Fund may enter into credit default swap agreements for investment purposes. A credit default swap agreement may have as reference obligations one or more securities that are not currently held by the Fund. The Fund may be either the buyer or seller in the transaction. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors. As a seller, the Fund would generally receive an upfront payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full face amount of deliverable obligations of the reference obligations that may have little or no value. The notional value will be used to segregate liquid assets for selling protection on credit default swaps. If the Fund were a buyer and no credit event occurs, the Fund would recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference obligation that may have little or no value. The use of swap agreements by the Fund entails certain risks, which may be different from, or possibly greater than, the risks associated with investing directly in the securities and other investments that are the referenced asset for the swap agreement. Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with stocks, bonds, and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index, but also of the swap itself, without the benefit of observing the performance of the swap under all the possible market conditions. Because some swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment.

Palmer Square Income Plus Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

October 31, 2018 (Unaudited)

The Fund may also purchase credit default swap contracts in order to hedge against the risk of default of the debt of a particular issuer or basket of issuers, in which case the Fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer(s) of the underlying obligation(s) (or, as applicable, a credit downgrade or other indication of financial instability). It would also involve the risk that the seller may fail to satisfy its payment obligations to the Fund in the event of a default. The purchase of credit default swaps involves costs, which will reduce the Fund's return.

The Fund may enter into total return swap contracts for investment purposes. Total return swaps are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market, including in cases in which there may be disadvantages associated with direct ownership of a particular security. In a typical total return equity swap, payments made by the Fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Total return swaps involve not only the risk associated with the investment in the underlying securities, but also the risk of the counterparty not fulfilling its obligations under the agreement.

An option on a swap agreement, or a “swaption,” is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. In return, the purchaser pays a “premium” to the seller of the contract. The seller of the contract receives the premium and bears the risk of unfavorable changes on the underlying swap. The Fund may write (sell) and purchase put and call swaptions. The Fund may also enter into swaptions on either an asset-based or liability-based basis, depending on whether the Fund is hedging its assets or its liabilities. The Fund may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. The Fund may enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its holdings, as a duration management technique, to protect against an increase in the price of securities the Fund anticipates purchasing at a later date, or for any other purposes, such as for speculation to increase returns. Swaptions are generally subject to the same risks involved in the Fund’s use of options.

Depending on the terms of the particular option agreement, the Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

Palmer Square Income Plus Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

October 31, 2018 (Unaudited)

(e) Options Contracts

The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from options premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contract.

(f) Futures Contracts

The Fund may use interest rate, foreign currency, index and other futures contracts. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract originally was written. Although the value of an index might be a function of the value of certain specified securities, physical delivery of these securities is not always made.

A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin", equal to the daily change in value of the futures contract. This process is known as "marking to market". Variation margin does not represent a borrowing or loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, the Fund will mark to market its open futures positions. The Fund also is required to deposit and to maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs also must be included in these calculations.

Palmer Square Income Plus Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

October 31, 2018 (Unaudited)

Note 3 – Federal Income Taxes

At October 31, 2018, the cost of securities on a tax basis and gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investments	$545,910,532

Gross unrealized appreciation	$587,227
Gross unrealized depreciation	(1,595,055)
Net unrealized depreciation on investments	$(1,007,828)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Palmer Square Income Plus Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

October 31, 2018 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of October 31, 2018, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3*	Total
Assets
Investments
Bank Loans	$-	$70,007,107	$-	$70,007,107
Bonds
Asset-Backed Securities	-	242,492,372	-	242,492,372
Commercial Mortgage-Backed Securities	-	29,790,073	-	29,790,073
Corporate**	-	103,206,459	-	103,206,459
Residential Mortgage-Backed Securities	-	8,408,318	-	8,408,318
Commercial Paper	-	87,420,044	-	87,420,044
Short-Term Investments	3,578,331	-	-	3,578,331
Total Investments	3,578,331	541,324,373	-	544,902,704
Total Assets	$3,578,331	$541,324,373	$-	$544,902,704

*	The Fund did not hold any Level 3 securities at period end.
**	All corporate bonds held in the Fund are Level 2 securities. For a detailed break-out by major sector classification, please refer to the Schedule of Investments.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	12/31/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	12/31/2018

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	12/31/2018